Effective Income Tax Rate Reconciliation (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Reconciliation Of Effective Income Tax Rate [Line Items]
Federal statutory income tax rate	34.00%	34.00%
Foreign income tax rate differential	0.00%	(0.30%)
Stock-based compensation	(0.70%)	(0.70%)
Research and development credits	7.30%	0.50%
Other	0.00%	(0.20%)
Change in valuation allowance	(40.60%)	(33.30%)
Effective income tax rate	0.00%	0.00%